Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table total for PEO ($) (1)(2)	Compensation Actually Paid to PEO ($) (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income (Loss) ($ thousands) (4)

2025	2,814,944	2,126,251	1,188,578	909,691	161.51	(25,540)
2024	2,532,674	5,879,998	1,150,234	2,511,546	137.08	(18,914)
2023	1,995,337	1,460,479	884,737	654,045	42.73	(22,089)

Named Executive Officers, Footnote
(1)
The NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2025	Mr. Burnett	Mr. D'Alessandro and Mr. Stigall
2024	Mr. Burnett	Mr. D'Alessandro and Mr. Stigall
2023	Mr. Burnett	Mr. D'Alessandro and Mr. Stigall

PEO Total Compensation Amount	$ 2,814,944	$ 2,532,674	$ 1,995,337
PEO Actually Paid Compensation Amount	$ 2,126,251	5,879,998	1,460,479
Adjustment To PEO Compensation, Footnote

	2025	2024	2023

Summary Compensation Table Total for PEO	2,814,944	2,532,674	1,995,337
Less: Grant Date Fair Value of Equity Awards	(1,799,996)	(1,299,995)	(1,192,211)
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	1,817,265	3,261,652	1,017,832
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(390,816)	1,390,188	(207,879)
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(315,146)	(4,521)	(152,600)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid for PEO	2,126,251	5,879,998	1,460,479

Non-PEO NEO Average Total Compensation Amount	$ 1,188,578	1,150,234	884,737
Non-PEO NEO Average Compensation Actually Paid Amount	$ 909,691	2,511,546	654,045
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For a discussion of the assumptions made in the valuation at grant, see the discussion under Note 2 to the audited financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2025. For each fiscal year reflected, the “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K.

	2025	2024	2023

Average of Summary Compensation Table Total for NEOs (other than PEO)	1,188,578	1,150,234	884,737
Less: Grant Date Fair Value of Equity Awards	(649,994)	(562,493)	(458,781)
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	656,230	1,414,399	392,284
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(158,194)	511,654	(73,359)
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(126,929)	(2,248)	(90,836)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Average Compensation Actually Paid for NEOs (other than PEO)	909,691	2,511,546	654,045

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 161.51	137.08	42.73
Net Income (Loss)	$ (25,540,000)	$ (18,914,000)	$ (22,089,000)
PEO Name	Mr. Burnett	Mr. Burnett	Mr. Burnett
Additional 402(v) Disclosure
(2)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table for each applicable year.
(4)
Amounts reflect the Company's net income as reported in our audited financial statements for the applicable year.

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, Compensation Actually Paid for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable fiscal years.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,799,996)	$ (1,299,995)	$ (1,192,211)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,817,265	3,261,652	1,017,832
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(390,816)	1,390,188	(207,879)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(315,146)	(4,521)	(152,600)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,994)	(562,493)	(458,781)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	656,230	1,414,399	392,284
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,194)	511,654	(73,359)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,929)	(2,248)	(90,836)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0